Capital Requirements and Other Regulatory Matters - Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Leverage, Minimum Amount	$ 602,387	$ 507,760
Tier 1 risk-based capital, Minimum Amount	504,114	426,002
Total risk-based capital, Minimum Amount	1,008,227	852,005
Tier 1 Leverage capital, Minimum Ratio	4.00%	4.00%
Tier 1 risk-based capital, Minimum Ratio	4.00%	4.00%
Total risk-based capital, Minimum Ratio	8.00%	8.00%
Tier 1 Leverage, Actual Amount	1,408,842	1,231,886
Tier 1 risk-based capital, Actual Amount	1,408,842	1,231,886
Total risk-based capital, Actual Amount	1,550,789	1,365,280
Tier 1 Leverage, Actual Ratio	9.36%	9.70%
Tier 1 risk-based capital, Actual Ratio	11.18%	11.57%
Total risk-based capital, Actual Ratio	12.31%	12.82%
IBERIABANK [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Leverage, Minimum Amount	600,149	505,723
Tier 1 risk-based capital, Minimum Amount	502,421	424,578
Total risk-based capital, Minimum Amount	1,004,841	849,157
Tier 1 Leverage capital, Minimum Ratio	4.00%	4.00%
Tier 1 risk-based capital, Minimum Ratio	4.00%	4.00%
Total risk-based capital, Minimum Ratio	8.00%	8.00%
Tier 1 Leverage capital, Well Capitalized Amount	750,186	632,154
Tier 1 risk-based capital, Well Capitalized Amount	753,631	636,868
Total risk-based capital, Well Capitalized Amount	1,256,052	1,061,446
Tier 1 Leverage capital, Well Capitalized Ratio	5.00%	5.00%
Tier 1 risk-based capital, Well Capitalized Ratio	6.00%	6.00%
Total risk-based capital, Well Capitalized Ratio	10.00%	10.00%
Tier 1 Leverage, Actual Amount	1,266,241	1,069,783
Tier 1 risk-based capital, Actual Amount	1,266,241	1,069,783
Total risk-based capital, Actual Amount	$ 1,408,188	$ 1,202,738
Tier 1 Leverage, Actual Ratio	8.44%	8.46%
Tier 1 risk-based capital, Actual Ratio	10.08%	10.08%
Total risk-based capital, Actual Ratio	11.21%	11.33%